Note 14 - Financial Instruments - Denominated Monetary Assets and Liabilities (Details) - Currency risk [member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities at amortised cost, category [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Financial liabilities	$ 15,468	$ 61,885
Financial assets at fair value through profit or loss, category [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Financial assets	820,597	61,075
Loans and receivables, category [member] | Trade receivables [member]
Statement Line Items [Line Items]
Financial assets	$ 715,358	$ 613,127